STATEMENT OF CHANGES IN STOCKHOLDERS’ EQUITY (DEFICIT) - USD ($)	Series E Preferred Stock	Common Stock	Common Stock Payable	Additional Paid-In Capital	Accumulated Deficit	Total
Beginning Balance, Amount at Jun. 30, 2013						$ (313,340)
Net loss						16,420
Ending Balance, Shares at Jun. 30, 2014		10,183,927
Ending Balance, Amount at Jun. 30, 2014		$ 10,184		$ 814,438	$ (824,542)	80
Preferred stock issued for services, Shares	1,000,000
Preferred stock issued for services, Amount	$ 10,000					10,000
Common stock issued for cash			$ 19,500			19,500
Discount on issuance of convertible note payable				$ 36,340		36,340
Net loss					$ (222,428)	(222,428)
Ending Balance, Shares at Mar. 31, 2015	1,000,000	10,183,927
Ending Balance, Amount at Mar. 31, 2015	$ 10,000	$ 10,184	$ 19,500	$ 850,778	$ (1,046,970)	$ (156,508)